STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares:
Options outstanding at beginning of period	2,730,963	874,056
Granted	0	1,922,626
Exercised	0	0
Canceled	0	(65,719)
Options outstanding at end of period	2,730,963	2,730,963	874,056
Options exercisable at end of period	1,092,029	935,228
Weighted average exercise price per share:
Options outstanding at beginning of period	$ 0.78	$ 0.22
Granted	$ 0.00	$ 1.03
Exercised	$ 0.00	$ 0.00
Canceled	$ 0.00	$ 0.36
Options outstanding at end of period	$ 0.78	$ 0.78	$ 0.22
Options exercisable at end of period	$ 0.48	$ 0.42
Weighted Average Remaining Contractual Term
Options outstanding at beginning of period	8 years 8 months 12 days	9 years	7 years 8 months 12 days
Options outstanding at end of period	8 years 8 months 12 days	9 years	7 years 8 months 12 days
Options exercisable at end of period	7 years 10 months 24 days	7 years 10 months 24 days
Aggregate Intrinsic Value
Options Outstanding at December 31, 2013	$ 763,281	$ 29,548
Options Outstanding at December 31, 2014		763,281	29,548
Options Exercisable at December 31, 2014	$ 438,267	$ 588,901